Concentration of risk (Details)	12 Months Ended			185 Months Ended
	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
Concentration of risk
Exchange rate appreciation				21.20%
Credit Concentration Risk Receivables	$ 0	$ 0		$ 0
Number of Sales Contracts of Apartments | contract	299
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures	0	0	0